LEASES - Right-of-use assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	$ 523	$ 518
Additions and adjustments	56	80
Acquisition (Note 5)	28
Depreciation	(77)	(75)
Ending balance, right-of-use assets	530	523
Terminals
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	158	176
Additions and adjustments	0	0
Acquisition (Note 5)	12
Depreciation	(14)	(18)
Ending balance, right-of-use assets	156	158
Rail
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	146	142
Additions and adjustments	32	39
Acquisition (Note 5)	1
Depreciation	(35)	(35)
Ending balance, right-of-use assets	144	146
Buildings
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	113	127
Additions and adjustments	0	1
Acquisition (Note 5)	0
Depreciation	(15)	(15)
Ending balance, right-of-use assets	98	113
Land & Other
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	106	73
Additions and adjustments	24	40
Acquisition (Note 5)	15
Depreciation	(13)	(7)
Ending balance, right-of-use assets	$ 132	$ 106